Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Restricted cash	$ 75,000	$ 75,000
Allowance for doubtful accounts
Impairment of long-lived assets
Dilutive common share	2,402,335	9,736,772
Share-based compensation expense	$ 787,000	$ 2,449,000
Customer Concentration Risk [Member] | Net Product Sales [Member] | U.S. [Member]
Concentration risk percentage	98.00%
Customer Concentration Risk [Member] | Net Product Sales [Member] | Foreign [Member]
Concentration risk percentage	2.00%
Customer Concentration Risk [Member] | Net Product Sales [Member] | Individual Customer One [Member]
Concentration risk percentage	16.00%	15.00%
Customer Concentration Risk [Member] | Net Product Sales [Member] | Individual Customer Two [Member]
Concentration risk percentage	13.00%	10.00%
Customer Concentration Risk [Member] | Net Product Sales [Member] | Individual Customer Three [Member]
Concentration risk percentage	11.00%
Customer Concentration Risk [Member] | Net Product Sales [Member] | Individual Customer [Member]
Concentration risk percentage	10.00%
Customer Concentration Risk [Member] | Net Product Sales [Member] | No Other Individual Customer [Member]
Concentration risk percentage		11.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration risk percentage	21.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customers Two [Member]
Concentration risk percentage	16.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Concentration risk percentage	11.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration risk percentage		36.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration risk percentage		20.00%
Customer Concentration Risk [Member] | Purchases [Member] | Vendor One [Member]
Concentration risk percentage	54.00%	18.00%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Vendor One [Member]
Concentration risk percentage	66.00%	14.00%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Vendor Two [Member]
Concentration risk percentage		13.00%